GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 11: GEOGRAPHIC INFORMATION

The following table presents the total revenues for six months ended June 30, 2023 and 2022, allocated to the geographic areas in which they were generated:

	Six months ended June 30,
	2023	2022

North America (mainly U.S.)	$279,106	$234,918
Europe	34,897	30,767
Other	9,617	6,286

	$323,620	$271,971

The following table presents the locations of the Company’s long-lived assets as of June 30, 2023 and December 31, 2022:

	June 30,	December 31,
	2023	2022

Israel	$5,022	$6,176
U.S.	6,362	7,427
Europe	115	138

	$11,499	$13,741